Transactions with Affiliates - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
		May. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Note receivable - Anadarko	[1]		$ 260,000,000	$ 260,000,000
Above-market component of swap extensions with Anadarko	[2]		18,449,000
Contributions of equity-based compensation from Anadarko	[3]		$ 3,551,000	3,167,000	$ 2,923,000
Western Gas Partners Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			3 years
Equity-based compensation expense			$ 500,000	600,000	600,000
Weighted-average term of unvested awards			4 months 13 days
Western Gas Equity Partners Long Term Incentive Plan [Member] | Anadarko Incentive Plans [Member]
Related Party Transaction [Line Items]
Equity-based compensation expense			$ 3,900,000	3,500,000	3,000,000
Unvested equity-based compensation expense			$ 7,300,000
Weighted-average term of unvested awards			2 years 7 days
Contributions of equity-based compensation from Anadarko			$ 3,600,000	$ 3,200,000	$ 2,900,000
Natural Gas [Member] | Gathering, Treating and Transportation [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			53.00%	56.00%	60.00%
Natural Gas [Member] | Processing [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			51.00%	57.00%	59.00%
Crude Oil and NGL [Member] | Gathering, Treating and Transportation [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			100.00%	100.00%	100.00%
Affiliates [Member]
Related Party Transaction [Line Items]
Note receivable - Anadarko		$ 260,000,000.0
Note receivable, due date		May 14, 2038
Fixed annual rate for note receivable bearing interest		6.50%
Affiliates [Member] | Level 2 Inputs [Member] | Market Approach Valuation Technique [Member]
Related Party Transaction [Line Items]
Fair value of the note receivable			$ 252,300,000	$ 317,800,000
Independent Director [Member] | Western Gas Partners Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			1 year
Anadarko [Member] | Western Gas Partners Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Unvested equity-based compensation expense			$ 100,000

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	See Note 5.
[3]	Associated with the Anadarko Incentive Plans as defined and described in Note 1 and Note 5.